Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property And Equipment	Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7